Basis of Preparation - Additional Information (Detail)	12 Months Ended
Apr. 30, 2019
Basis Of Presentation [abstract]
Date of authorisation for issue of financial statements	Jul. 24, 2019
Description of bases of financial statements that have been restated for changes in general purchasing power of functional currency	The consolidated financial statements have been prepared on a historical cost basis, except certain financial instruments, which are measured at fair value, as explained in the Company’s accounting policies discussed in note 3.